Decommissioning Liability (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Decommissioning Liability

($ millions)	2021	2020
Decommissioning liability, beginning of year	1,022.7	1,144.0
Liabilities incurred	13.6	17.2
Liabilities acquired through capital acquisitions	30.0	0.1
Liabilities disposed through capital dispositions	(220.3)	(31.1)
Liabilities settled (1)	(48.9)	(19.8)
Revaluation of acquired decommissioning liabilities (2)	36.1	0.3
Change in estimated future costs	74.2	(105.8)
Change in discount and inflation rate estimates	(3.8)	4.6
Accretion	15.4	13.6
Foreign exchange	(0.2)	(0.4)
Decommissioning liability, end of year	918.8	1,022.7
Expected to be incurred within one year	34.2	57.4
Expected to be incurred beyond one year	884.6	965.3
(1)Includes $28.7 million received from government subsidy programs during the year ended December 31, 2021 (year ended December 31, 2020 - $5.1 million).
(2)These amounts relate to the revaluation of acquired decommissioning liabilities at the end of the period using a risk-free discount rate. At the date of acquisition, acquired decommissioning liabilities are fair valued.